Segment information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Other assets		$ 9,907,000	$ 10,510,000
Royalty revenues		12,041,000	11,048,000
Net precious metals income		4,581,000	0
Depletion on royalties and depreciation-like charges		(6,539,000)	(3,133,000)
Impairment charges		(764,000)
Professional fees	$ 169,000	(870,000)	(163,000)
Segment profit		8,449,000	7,752,000
General and administration		(4,875,000)	(4,518,000)
Share-based compensation		(1,992,000)	2,140,000
Interest and finance expenses		(844,000)	(315,000)
Revaluation of streams and other interests		6,127,000
Other income (expenses), net		221,000	197,000
Profit before tax		7,086,000	976,000
Segment assets		113,489,000	40,871,000
Total assets		123,396,000	51,381,000
Segment liabilities		5,477,000	5,426,000
Other liabilities		10,873,000	2,894,000
Total liabilities		16,350,000	8,320,000
Royalty Interests [Member]
Statement [Line Items]
Royalty revenues		12,041,000	11,048,000
Net precious metals income			0
Depletion on royalties and depreciation-like charges		(4,256,000)	(3,133,000)
Impairment charges		(764,000)
Professional fees		(870,000)	(163,000)
Segment profit		6,151,000	7,752,000
Segment assets		53,465,000	40,871,000
Segment liabilities		5,477,000	5,426,000
Streams And Other Interests [Member]
Statement [Line Items]
Royalty revenues			0
Net precious metals income		4,581,000	0
Depletion on royalties and depreciation-like charges		(2,283,000)	0
Professional fees			0
Segment profit		2,298,000	0
Segment assets		$ 60,024,000	0
Segment liabilities			$ 0